TAXES PAYABLE	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
TAXES PAYABLE

10. TAXES PAYABLE

Taxes payable consisted of the following:

	As of
	June 30,	December 31,
	2026	2025
Income tax payable	$290,760	$282,437
VAT Payable	1,238,864	960,155
Other tax payable	210,167	172,346
Total tax payable	$1,739,791	$1,414,938